POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED JULY 31, 2017, TO THE

PROSPECTUS DATED FEBRUARY 24, 2017,

AS PREVIOUSLY SUPPLEMENTED JUNE 27, 2017, MAY 18, 2017 AND MARCH 14, 2017

PowerShares Contrarian Opportunities Portfolio

PowerShares Developed EuroPacific Currency

Hedged Low Volatility Portfolio

PowerShares DWA Developed Markets Momentum Portfolio

PowerShares DWA Emerging Markets Momentum Portfolio

PowerShares DWA SmallCap Momentum Portfolio

PowerShares Emerging Markets Infrastructure Portfolio

PowerShares Europe Currency Hedged Low Volatility Portfolio

PowerShares FTSE International Low Beta Equal Weight Portfolio

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

PowerShares FTSE RAFI Emerging Markets Portfolio

PowerShares Global Agriculture Portfolio

PowerShares Global Clean Energy Portfolio

PowerShares Global Gold and Precious Metals Portfolio

PowerShares Global Water Portfolio

PowerShares International BuyBack AchieversTM Portfolio

PowerShares Japan Currency Hedged Low Volatility Portfolio

PowerShares KBW Bank Portfolio

PowerShares KBW High Dividend Yield Financial Portfolio

PowerShares KBW Premium Yield Equity REIT Portfolio

PowerShares KBW Property & Casualty Insurance Portfolio

PowerShares KBW Regional Banking Portfolio

PowerShares Russell 1000 Equal Weight Portfolio

PowerShares Russell 1000 Low Beta Equal Weight Portfolio

PowerShares S&P 500® ex-Rate Sensitive Low Volatility Portfolio

PowerShares S&P 500® High Beta Portfolio

PowerShares S&P 500® High Dividend Low Volatility Portfolio

PowerShares S&P 500® Low Volatility Portfolio

PowerShares S&P 500 Momentum Portfolio

PowerShares S&P 500 Value Portfolio

PowerShares S&P Emerging Markets Low Volatility Portfolio

PowerShares S&P Emerging Markets Momentum Portfolio

PowerShares S&P International Developed Low Volatility Portfolio

PowerShares S&P International Developed Momentum Portfolio

PowerShares S&P International Developed Quality Portfolio

PowerShares S&P MidCap Low Volatility Portfolio

PowerShares S&P SmallCap Consumer Discretionary Portfolio

PowerShares S&P SmallCap Consumer Staples Portfolio

PowerShares S&P SmallCap Energy Portfolio

PowerShares S&P SmallCap Financials Portfolio

PowerShares S&P SmallCap Health Care Portfolio

PowerShares S&P SmallCap Industrials Portfolio

PowerShares S&P SmallCap Information Technology Portfolio

PowerShares S&P SmallCap Low Volatility Portfolio

PowerShares S&P SmallCap Materials Portfolio

PowerShares S&P SmallCap Utilities Portfolio

Effective immediately, on page 192, under the section titled “Additional Information About the Funds’ Strategies and Risks— S&P Momentum Emerging Plus LargeMidCap Index™ (PowerShares S&P Emerging Markets Momentum Portfolio),” the section is deleted in its entirety and replaced with the following:

“The S&P Momentum Emerging Plus LargeMidCap Index is designed to measure the performance of the securities with the greatest momentum within the S&P Emerging Plus LargeMidCap Index. The S&P Emerging Plus LargeMidCap Index measures all publicly listed equities with float-adjusted market values of at least $100 million and annual dollar value traded of at least $50 million from the following countries: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Malaysia, Mexico, Peru, Qatar, the Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand, Turkey and the United Arab Emirates.

In selecting constituent securities for the Underlying Index, the Index Provider first calculates the momentum score of each stock in the S&P Emerging Plus LargeMidCap Index by evaluating the percentage change in the stock’s price over the last 12 months, excluding the most recent month, and applying an adjustment based on the security’s volatility over that period. The Index Provider then ranks all the stocks in descending order by momentum score and selects the top 20% for inclusion in the Underlying Index.

The Underlying Index uses a modified market capitalization-weighted strategy, as the Index Provider weights component securities by multiplying their market capitalization and their momentum score. The Underlying Index constituents are rebalanced on the third Friday of March and September. S&P DJI makes additions to the Underlying Index only at the time of the rebalancing. Constituents removed from the S&P Emerging Plus LargeMidCap Index are removed from the Underlying Index simultaneously.”

Effective immediately, on page 192, under the section titled “Additional Information About the Funds’ Strategies and Risks— S&P Momentum Developed ex-U.S. & South Korea LargeMidCap Index™ (PowerShares S&P International Developed Momentum Portfolio),” the third paragraph of the section is deleted in its entirety and replaced with the following:

“The Underlying Index uses a modified market capitalization-weighted strategy, as the Index Provider weights component securities by multiplying their market capitalization and their momentum score. The Underlying Index constituents are rebalanced on the third Friday of March and September. S&P DJI makes additions to the Underlying Index only at the time of the rebalancing. Constituents removed from the S&P Developed ex-U.S. & South Korea LargeMidCap Index are removed from the Underlying Index simultaneously.”

Please Retain This Supplement For Future Reference.

P-PS-PRO-EQI-SUP-4 073117